Note 3 - Going Concern	12 Months Ended
Dec. 31, 2020
Notes to Financial Statements
Going Concern [Text Block]
3.	Going Concern:

At December 31, 2020, the Company had a working capital surplus of $19,672 and cash and cash equivalents of $19,328 and for the year ended December 31, 2020 incurred a net loss of $22,818 and generated cash flow from operations of $6,040. In addition, as of December 31, 2020, the Company had remaining contractual commitments for the vessels it had contracted to acquire totaling $182,016.

As of January 6, 2021, pursuant to the sale of the M/T’s Eco Van Nuys (Hull No 2789), Eco Santa Monica (Hull No 2790) and Eco Venice Beach (Hull No 2791) and the purchase of M/T Eco Oceano Ca (Hull No. 871) and 35% interest in M/T’s Julius Caesar (Hull No. 3213) and Legio X Equestris (Hull No. 3214) (see Note 20), the Company had remaining contractual commitments amounting to $211,171 (please see table below) and available committed undrawn senior secured loan facilities of $38,000 and a credit line from a company affiliated with Mr. Evangelos J. Pistiolis of $23,815 (see Note 20).

Year ending December 31,	Contractual Commitments
2021	116,434
2022	94,737
Total	211,171

The Company expects to finance its unfinanced capital commitments with cash on hand, operational cash flow, debt or equity issuances, or a combination thereof. In addition, the capital commitments noted above are non-recourse to the Company as the commitments are made by wholly owned subsidiaries whose performance is guaranteed by Central Mare Inc, a related party affiliated with the family of Mr. Evangelos J. Pistiolis. $56,437 of the amount payable in 2021 has been settled as of the date of issuance of these consolidated financial statements. If the Company is unable to arrange debt or equity financing for its newbuilding vessels, it is probable that the Company may also consider selling the respective newbuilding contracts. Therefore, the Company believes it has the ability to continue as a going concern and finance its obligations as they come due over the next twelve months following the date of the issuance of these financial statements. Consequently, the consolidated financial statements have been prepared on a going concern basis, which contemplates the realization of assets and satisfaction of liabilities in the normal course of business.